Equity Method Investments (Narrative) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Schedule of Equity Method Investments [Line Items]
Undistributed earnings from equity affiliates	$ 162	$ 88
Proceeds from equity method investments	$ 1	$ 4	$ 301
SKY Mexico [Member]
Schedule of Equity Method Investments [Line Items]
Company's ownership interest in investee (in hundredths)	41.00%
Game Show Network [Member]
Schedule of Equity Method Investments [Line Items]
Company's ownership interest in investee (in hundredths)	42.00%
Otter Media [Member]
Schedule of Equity Method Investments [Line Items]
Company's ownership interest in investee (in hundredths)	43.40%
YP Holdings LLC [Member]
Schedule of Equity Method Investments [Line Items]
Company's ownership interest in investee (in hundredths)	47.00%
MLB Network [Member]
Schedule of Equity Method Investments [Line Items]
Company's ownership interest in investee (in hundredths)	16.70%
NW Sports Net [Member]
Schedule of Equity Method Investments [Line Items]
Company's ownership interest in investee (in hundredths)	29.00%